Other Long Term Assets - 10K (Details) $ in Thousands	Apr. 30, 2023 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt issuance costs, net of amortization	$ 1,356